UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary
Listed Funds Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

Swan Hedged Equity US Large Cap ETF (HEGD)

SEMI-ANNUAL REPORT

May 31, 2023
(Unaudited)

Swan Hedged Equity US Large Cap ETF

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments and Schedule of Written Options	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements	17
Supplemental Information	20
Review of Liquidity Risk Management Program	21

Swan Hedged Equity US Large Cap ETF

Shareholder Expense Example

May 31, 2023 (Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (December 1, 2022 to May 31, 2023).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Swan Hedged Equity US Large Cap ETF
Actual	$ 1,000.00	$ 995.50	0.80%	$ 3.98
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.94	0.80%	$ 4.03

(1)	Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the six-month period).

Swan Hedged Equity US Large Cap ETF

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 93.4%
Exchanged Traded Funds — 93.4%
SPDR S&P 500 ETF Trust (a)(b)	278,388	$116,324,426
TOTAL EXCHANGE TRADED FUNDS (Cost $103,087,965)		116,324,426

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 4.97% (c)	500,595	500,595
TOTAL MONEY MARKET FUNDS (Cost $500,595)		500,595

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 9.8%
PURCHASED CALL OPTIONS — 3.1%
SPDR S&P 500 ETF Trust
Expiration: December 2024, Exercise Price: $455 (e)	1,340	3,726,540	$55,991,900
Expiration: December 2024, Exercise Price: $460 (e)	44	111,386	1,838,540
Expiration: December 2024, Exercise Price: $465 (e)	8	18,608	334,280
		3,856,534
PURCHASED PUT OPTIONS — 6.7%
CBOE S&P 500 Index
Expiration: December 2023, Exercise Price: $3,550 (e)	150	858,000	6,267,750
Expiration: December 2023, Exercise Price: $3,950 (e)	150	1,711,500	6,267,750
SPDR S&P 500 ETF Trust
Expiration: June 2023, Exercise Price: $350	794	18,659	33,177,290
Expiration: September 2023, Exercise Price: $350 (e)	1,324	340,930	55,323,340
Expiration: December 2024, Exercise Price: $375	2,568	4,916,436	107,303,880

	Number of Contracts (d)	Value	Notional Value
Expiration: December 2024, Exercise Price: $395	112	$268,184	$4,679,920
Expiration: December 2024, Exercise Price: $400	16	40,480	668,560
Expiration: December 2024, Exercise Price: $410	88	248,380	3,677,080
		8,402,569
TOTAL PURCHASED OPTIONS (Cost $18,797,137)		12,259,103

Total Investments (Cost $122,385,697) — 103.6%		129,084,124
Liabilities in Excess of Other Assets — (3.6)%		(4,488,344)
TOTAL NET ASSETS — 100.0%		$124,595,780

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

SPDR	Standard & Poor’s Depositary Receipt

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	A portion or all of the security has been segregated or earmarked as collateral for written options. The amount as of period end is $116,324,426.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Swan Hedged Equity US Large Cap ETF

Schedule of Written Options

May 31, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — 3.8%
WRITTEN CALL OPTIONS — 1.7%
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $430	1,324	$1,222,714	$55,323,340
Expiration: December 2024, Exercise Price: $505	44	39,644	1,838,540
Expiration: December 2024, Exercise Price: $515	8	5,548	334,280
Expiration: December 2024, Exercise Price: $520	1,340	814,050	55,991,900
		2,081,956
WRITTEN PUT OPTIONS — 2.1%
CBOE S&P 500 Index
Expiration: December 2023, Exercise Price: $3,750	300	2,422,500	12,535,500
SPDR S&P 500 ETF Trust
Expiration: June 2023, Exercise Price: $310	794	7,543	33,177,290
Expiration: September 2023, Exercise Price: $310	1,324	164,838	55,323,340
		2,594,881
TOTAL WRITTEN OPTIONS (Premiums Received $5,760,274)		$4,676,837

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

SPDR	Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Swan Hedged Equity US Large Cap ETF

Statement of Assets and Liabilities

May 31, 2023 (Unaudited)

Assets
Investments, at value (cost $122,385,697)	$129,084,124
Receivable from Broker	265,731
Dividends and interest receivable	4,847
Total assets	129,354,702

Liabilities
Payable to Adviser	82,085
Written options, at value (premiums received $5,760,274)	4,676,837
Total liabilities	4,758,922
Net Assets	$124,595,780

Net Assets Consists of:
Paid-in capital	$131,453,639
Total distributable earnings (accumulated losses)	(6,857,859)
Net Assets	$124,595,780

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,990,000
Net Asset Value, redemption price and offering price per share	$17.82

The accompanying notes are an integral part of the financial statements.

Swan Hedged Equity US Large Cap ETF

Statement of Operations

For the Period Ended May 31, 2023 (Unaudited)

Investment Income
Dividend income	$941,132
Interest income	36,028
Total investment income	977,160

Expenses
Investment advisory fees	490,119
Interest expense	7,081
Total expenses	497,200
Net investment income	479,960

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,153,472
Purchased options	(1,507,342)
Written options	1,637,153
Net realized gain	2,283,283
Net change in unrealized appreciation/depreciation on:
Investments	426,896
Purchased options	(5,230,659)
Written options	1,170,370
Net change in unrealized appreciation/depreciation	(3,633,393)
Net realized and unrealized loss on investments	(1,350,110)
Net decrease in net assets from operations	$(870,150)

The accompanying notes are an integral part of the financial statements.

Swan Hedged Equity US Large Cap ETF

Statements of Changes in Net Assets

	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
From Operations
Net investment income	$479,960	$727,753
Net realized gain (loss) on investments, purchased options and written options	2,283,283	(14,610,442)
Net change in net unrealized appreciation/depreciation on investments, purchased options and written options	(3,633,393)	3,754,802
Net decrease in net assets resulting from operations	(870,150)	(10,127,887)

From Distributions
Distributable earnings	(1,114,132)	(496,679)
Total distributions	(1,114,132)	(496,679)

From Capital Shares Transactions
Proceeds from shares sold	10,990,971	86,358,464
Cost of shares redeemed	(22,931,387)	(82,338,365)
Transaction fees (Note 4)	6,784	34,919
Net increase (decrease) in net assets resulting from capital share transactions	(11,933,632)	4,055,018

Total Decrease in Net Assets	(13,917,914)	(6,569,548)

Net Assets
Beginning of period	138,513,694	145,083,242
End of period	$124,595,780	$138,513,694

Changes in Shares Outstanding
Shares outstanding, beginning of period	7,670,000	7,620,000
Shares sold	630,000	4,720,000
Shares redeemed	(1,310,000)	(4,670,000)
Shares outstanding, end of period	6,990,000	7,670,000

The accompanying notes are an integral part of the financial statements.

Swan Hedged Equity US Large Cap ETF

Financial Highlights

For a Share Outstanding Throughout each Period

Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended November 30, 2021(1)
Net Asset Value, Beginning of Period	$18.06	$19.04	$16.49

Income from investment operations:
Net investment income(2)	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.16)	(1.00)	2.50
Total from investment operations	(0.09)	(0.92)	2.54

Less distributions paid:
From net investment income	(0.15)	(0.06)	—
Total distributions paid	(0.15)	(0.06)	—

Capital share transactions:
Transaction fees (see Note 4)	0.00	(10)	0.00	(10)	0.01

Net Asset Value, End of Period	$17.82	$18.06	$19.04

Total return, at NAV(3)	-0.45	%(5)	-4.85%	15.46	%(5)
Total return, at Market(4)	-0.05	%(5)	-5.08%	15.52	%(5)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$124,596	$138,514	$145,083

Ratio of expenses to average net assets(8)(9)	0.80	%(6)	0.80%	0.79	%(6)
Ratio of net investment income to average net assets(9)	0.77	%(6)	0.46%	0.27	%(6)
Portfolio turnover rate(7)	13	%(5)	230%	2	%(5)

(1)	The Fund commenced operations on December 22, 2020.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Exchange, Inc.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	Includes interest and tax expense of 0.01%, 0.01% and 0.00% for the period ended May 31, 2023, November 30, 2022 and November 30, 2021, respectively.

(9)	Does not include income and expenses of investment companies in which the Fund invests.

(10)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)

1.	ORGANIZATION

Swan Hedged Equity US Large Cap ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long term capital appreciation while mitigating overall market risk. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Swan Capital Management, LLC (“Swan Capital” or “Adviser”), the Fund’s Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at May 31, 2023, are as follows:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$116,324,426	$—	$—	$116,324,426
Money Market Funds	500,595	—	—	500,595
Purchased Options	—	12,259,103	—	12,259,103
Total Investments - Assets	$116,825,021	$12,259,103	$—	$129,084,124

Other Financial Instruments - Liabilities:
Written Options	$—	$4,676,837	$—	$4,676,837

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of November 30, 2022, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of November 30, 2022, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

The Fund recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal year. At November 30, 2022, the Fund’s most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdictions.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund utilizes the defined risk strategy philosophy developed in 1997 by Randy Swan, President of the Adviser. In implementing this strategy, the equity portion of the Fund’s portfolio is hedged using put options and the option portion of the Fund’s portfolio is actively managed to seek additional return or provide risk mitigation. Additionally, the Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of May 31, 2023, the Fund’s derivative instruments are not subject to a master netting arrangement.

The average monthly value outstanding of purchased and written options during the period ended May 31, 2023, were as follows:

Purchased Options	$18,078,238
Written Options	11,076,978

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of May 31, 2023:

Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Purchased Options	$12,259,103	$—
Written Options	—	4,676,837
Total	$12,259,103	$4,676,837

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended May 31, 2023:

	Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
	Purchased Options	Written Options	Purchased Options	Written Options
Equity Risk Contracts	$(1,507,342)	$1,637,153	$(5,230,659)	$1,170,370

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Swan Capital, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. Swan Capital has agreed to pay all expenses of the Fund except the fee paid to Swan Capital under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Swan Global Management, LLC (the “Sub-Adviser”), a Puerto Rico limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 70% of the Adviser’s net advisory fee.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Period ended May 31, 2023	$1,114,132	$—
Year ended November 30, 2022	496,679	—

(1)	Ordinary income includes short-term capital gains.

At November 30, 2022, the Fund’s most recent fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Federal Tax Cost of Investments*	$127,095,134
Gross Tax Unrealized Appreciation	$14,103,199
Gross Tax Unrealized Depreciation	(2,687,942)
Net Tax Unrealized Appreciation	$11,415,257

*	Includes written option premiums

As of October 31, 2022, the Fund’s most recent tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed Ordinary Income	$734,641
Other Accumulated Gain (Loss)	(15,631,291)
Unrealized Appreciation on Investments	6,336,861
Total Accumulated Earnings	$(8,559,789)

As of October 31, 2022, there is no difference between book-basis and tax-basis unrealized appreciation/(depreciation).

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. At October 31, 2022, the Fund had indefinite long-term carryforward losses of $6,753,977.

The Fund did not defer any late year losses or post-October losses for the most recent tax period ended October 31, 2022.

6.	INVESTMENT TRANSACTIONS

During the period ended May 31, 2023, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Swan Hedged Equity US Large Cap ETF	$2,153,470	$0

Swan Hedged Equity US Large Cap ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)(Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended May 31, 2023 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Swan Hedged Equity US Large Cap ETF	$23,109,164	$16,821,958	$5,525,454	$20,788,641

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2023, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Swan Hedged Equity US Large Cap ETF

Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements

May 31, 2023 (Unaudited)

At a meeting held on December 6 and 8, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement between Swan Capital Management, LLC (the “Adviser”) and the Trust, on behalf of Swan Hedged Equity US Large Cap ETF (the “Fund”) (the “Advisory Agreement”), and a sub-advisory agreement between the Adviser, the Trust, and Swan Global Management, LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser and Sub-Adviser.

In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s strategy, the services provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board considered the Adviser’s and Sub-Adviser’s presentations and the materials it received in advance of the meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements. The Board also considered the information about the Fund, the Adviser and the Sub-Adviser provided over the course of the prior year. The Board deliberated on the approval of the Agreements for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreements and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from their relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory and sub-advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser and Sub-Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and the renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expects to continue to provide substantially similar investment management services to the Fund over the course of the next year. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (the “CCO”). The Board also considered its previous experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

In addition to the Adviser’s responsibilities with respect to implementing the Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the Sub-Adviser, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective. The Board further considered the information provided by the Adviser with respect to the ongoing impact of the COVID-19 pandemic on the Adviser’s operations.

Swan Hedged Equity US Large Cap ETF

Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements

May 31, 2023 (Unaudited)(Continued)

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the materials provided in advance of the Meeting and considered the Fund’s performance for the period ended September 30, 2022. The Board noted that, for the one-year and since inception periods, the Fund outperformed both the Cboe 95-110 Collar Index and S&P 500 Total Return Index, before Fund fees and expenses. The Board also noted that, for the one-year period as of October 31, 2022, the Fund slightly underperformed the median for funds in the universe of Options Trading ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser, which are actively managed ETFs focused on hedging or downside risk mitigation (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund performed within the range of returns for the Selected Peer Group.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for the Fund and compared the expense ratio to those of its Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee payable to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses (if any) paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the Adviser’s profitability analysis with respect to the Fund.

The Board noted that the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted that the expense ratio for the Fund was equivalent to the median expense ratio of its Category Peer Group. The Board also noted that the Fund’s expense ratio was within the range of the expense ratios for the Selected Peer Group.

Economies of Scale. The Board noted that it is not yet evident whether the Fund has reached the size at which it has begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Fund’s assets continue to grow. However, the Board further determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that Sub-Adviser expects to continue to provide substantially similar investment management services to the Fund over the course of the next year. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by the Fund; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to Sub-Adviser’s compliance program and noted that it had received a copy of the Sub-Adviser’s registration form on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources

Swan Hedged Equity US Large Cap ETF

Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements

May 31, 2023 (Unaudited)(Continued)

and capacity with respect to portfolio management, compliance, and operations and its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on its operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the materials and considered the Fund’s performance for the periods ended September 30, 2022 and October 31, 2022.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser rather than the Fund, and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the Sub-Adviser’s profitability analysis with respect to the Fund.

The Board noted that it is not yet evident whether the Fund has reached the size at which it has have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Fund’s assets continue to grow. The Board further noted that because the Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to the Fund’s shareholders. The Board stated it would monitor fees as the Fund grows and consider whether fee breakpoints might be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Swan Hedged Equity US Large Cap ETF

Supplemental Information

May 31, 2023 (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-970-382-8901, or by visiting the Fund’s website at https://etfs.swanglobalinvestments.com/hedged-equity-etf/.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-970-382-8901. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-970-382-8901 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at
https://etfs.swanglobalinvestments.com/hedged-equity-etf/.

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the year ended October 31, 2022, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended October 31, 2022, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 32.87%.

Swan Hedged Equity US Large Cap ETF

Review of Liquidity Risk Management Program

May 31, 2023 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Investment Adviser:

Swan Capital Management, LLC
1099 Main Avenue, Suite 206
Durango, Colorado 81301

Investment Sub-Adviser:

Swan Global Management, LLC
20 Ridge Top
Humacao, Puerto Rico 00791

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/3/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/3/2023

*	Print the name and title of each signing officer under his or her signature.

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